PEAR TREE POLARIS SMALL CAP FUND

SCHEDULE OF INVESTMENTS

December 31, 2024 (Unaudited)

Common Stock -99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 6.6%
AUTOMOBILES - 1.8%
Winnebago Industries, Inc.	36,467	$1,742,393

DIVERSIFIED CONSUMER SERVICES- 1.5%
Perdoceo Education Corporation	54,800	1,450,556

SPECIALTY RETAIL - 2.4%
American Eagle Outfitters, Inc.	62,400	1,040,208
Buckle, Inc.	23,500	1,194,035
		2,234,243
TEXTILES, APPAREL & LUXURY GOODS - 0.9%
Crocs, Inc. (a)	7,410	811,617
TOTAL CONSUMER DISCRETIONARY		6,238,809

CONSUMER STAPLES - 4.3%
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.2%
Ingles Markets Inc.	32,800	2,113,632

FOOD PRODUCTS - 2.1%
Ingredion Incorporated	14,500	1,994,620
TOTAL CONSUMER STAPLES		4,108,252

ENERGY - 4.0%
ENERGY EQUIPMENT & SERVICES - 0.5%
NOV, Inc.	32,000	467,200
		467,200
OIL, GAS & CONSUMABLE FUELS - 3.5%
CVR Energy, Inc.	84,500	1,583,530
Diamondback Energy, Inc.	10,670	1,748,066
		3,331,596
TOTAL ENERGY		3,798,796

	Shares	Value
FINANCIALS - 27.3%
BANKS - 22.5%
BOK Financial Corporation	18,164	$1,933,558
Colony Bankcorp, Inc.	133,179	2,149,509
Cullen/Frost Bankers, Inc.	15,300	2,054,025
Home Trust Bancshares, Inc.	65,900	2,219,512
International Bancshares Corporation	35,300	2,229,548
Northeast Bancorp	22,400	2,054,752
OFG Bancorp	56,400	2,386,848
South Plains Financial, Inc.	65,900	2,290,025
Southside Bancshares, Inc.	61,500	1,953,240
The Bank of N.T. Butterfield & Son Limited	55,800	2,039,490
		21,310,507
CONSUMER FINANCE- 2.6%
SLM Corporation	90,800	2,504,264

FINANCIAL SERVICES - 2.2%
EVERTEC Inc.	60,500	2,089,065
TOTAL FINANCIALS		25,903,836

HEALTH CARE - 7.6%
BIOTECHNOLOGY - 1.6%
Exelixis, Inc. (a)	45,000	1,498,500

HEALTH CARE TECHNOLOGY - 1.2%
TruBridge, Inc.(a)	57,000	1,124,040

PHARMACEUTICALS - 4.8%
Amphastar Pharmaceuticals, Inc. (a)	24,500	909,685
Harmony Biosciences Holdings, Inc. (a)	58,300	2,006,103
Supernus Pharmaceuticals, Inc. (a)	47,000	1,699,520
		4,615,308
TOTAL HEALTH CARE		7,237,848

INDUSTRIALS - 33.9%
AEROSPACE & DEFENSE - 3.0%
Curtiss-Wright Corporation	2,800	993,636
V2X, Inc. (a)	37,600	1,798,408
		2,792,044
BUILDING PRODUCTS - 3.8%
Carlisle Companies Incorporated	4,600	1,696,665
Tecnoglass, Inc.	23,900	1,895,748
		3,592,413
COMMERCIAL SERVICES & SUPPLIES - 2.1%
Ennis, Inc.	95,500	2,014,095

ELECTRICAL EQUIPMENT - 2.7%
Acuity Brands, Inc.	5,000	1,460,650
Regal Rexnord Corporation	6,789	1,053,177
		2,513,827
GROUND TRANSPORTATION - 1.3%
Knight-Swift Transportation Holdings, Inc.	23,494	1,246,122

	Shares	Value
MACHINERY - 3.6%
Allison Transmission Holdings, Inc.	15,800	$1,707,348
Wabash National Corporation	97,800	1,675,314
		3,382,662
PROFESSIONAL SERVICES - 10.1%
Barrett Business Services, Inc.	59,000	2,562,960
CSG Systems International, Inc.	33,000	1,686,630
Kforce, Inc.	35,694	2,023,850
Maximus Inc.	25,200	1,881,180
Science Applications International Corporation	12,900	1,441,962
		9,596,582
TRADING COMPANIES & DISTRIBUTORS- 7.3%
Air Lease Corporation	44,400	2,140,524
Applied Industrial Technologies, Inc.	7,000	1,676,290
DNOW Inc.(a)	101,700	1,323,117
H&E Equipment Services, Inc.	37,000	1,811,520
		6,951,451
TOTAL INDUSTRIALS		32,089,196

INFORMATION TECHNOLOGY - 3.8%
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.5%
Arrow Electronics, Inc. (a)	15,000	1,696,800
Kimball Electronics, Inc. (a)	34,935	654,332
		2,351,132
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.3%
MKS Instruments, Inc.	11,400	1,190,046
TOTAL INFORMATION TECHNOLOGY		3,541,178

MATERIALS -7.1%
CHEMICALS - 1.8%
Cabot Corporation	18,273	1,668,508

CONSTRUCTION MATERIALS - 1.8%
Eagle Materials Inc.	7,000	1,727,320

CONTAINERS & PACKAGING- 1.7%
Graphic Packaging Holding Co.	58,700	1,594,292

METALS & MINING - 1.8%
Lundin Mining Corporation	203,200	1,747,729
TOTAL MATERIALS		6,737,849

REAL ESTATE -4.7%
DIVERSIFIED REITS - 1.9%
Essential Properties Realty Trust, Inc.	58,200	1,820,496

HEALTH CARE REITS - 0.9%
Global Medical REIT Inc.	109,200	843,024

	Shares	Value
RETAIL REITS - 1.9%
Netstreit Corporation	125,600	$1,777,240
TOTAL REAL ESTATE		4,440,760

TOTAL COMMON STOCK
(Cost $ 67,965,983)		94,096,524

SHORT TERM INVESTMENTS - 0.7%
	Par Value	Value
Money Market - 0.7%
UMB Money Market Special II, 4.25% (b)	690,690	$690,690
(Cost $ 690,690)

TOTAL INVESTMENTS -100.0%
(Cost $ 68,656,673 )		94,787,214
OTHER ASSETS & LIABILITIES (NET) - 0.0%		12,513
NET ASSETS - 100%		$94,799,727

(a)	Non-income producing security
(b)	Interest rate reflects seven-day effective yield on December 31, 2024.
(c)	At December 31, 2024, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $69,045,912 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$28,183,993
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,442,691)

Net unrealized appreciation/(depreciation)	$25,741,302

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Industrials	33.9%
Financials	27.3%
Health Care	7.6%
Materials	7.1%
Consumer Discretionary	6.6%
Real Estate	4.7%
Consumer Staples	4.3%
Energy	4.0%
Information Technology	3.8%
Cash and Other Assets (Net)	0.7%
100.0%

PEAR TREE QUALITY FUND

SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Common Stock - 100.6%

	Shares	Value
COMMUNICATION SERVICES - 8.8%
INTERACTIVE MEDIA & SERVICES - 8.8%
Alphabet, Inc. Class A (a)	79,051	$14,964,354
Meta Platforms, Inc. (a)	24,155	14,142,994
		29,107,348

CONSUMER DISCRETIONARY - 10.2%
HOTELS, RESTAURANTS & LEISURE - 3.6%
Compass Group Plc (b)	234,834	7,888,074
Hilton Worldwide Holdings Inc.	15,996	3,953,571
		11,841,645
MULTILINE RETAIL - 2.6%
TJX Companies, Inc. (The)	70,627	8,532,448

RETAILING - 2.5%
Amazon.com, Inc. (a)	36,959	8,108,435

TEXTILES, APPAREL & LUXURY GOODS - 1.5%
LVMH Moët Hennessy-Louis Vuitton S.A. (b)	38,862	5,078,875

TOTAL CONSUMER DISCRETIONARY		33,561,403

CONSUMER STAPLES - 9.8%
BEVERAGES - 5.8%
Coca-Cola Company (The)	174,058	10,836,851
Constellation Brands, Inc. (a)	21,557	4,764,097
Diageo plc (b)	28,964	3,682,193
		19,283,141
FOOD PRODUCTS - 1.5%
Nestle, S.A. (b)	61,054	4,988,112

HOUSEHOLD PRODUCTS - 2.5%
Unilever Plc (b)	142,663	8,088,992

TOTAL CONSUMER STAPLES		32,360,245

	Shares	Value
FINANCIALS - 4.4%
BANKS - 4.1%
U.S. Bancorp	142,358	$6,808,983
Wells Fargo & Company	93,739	6,584,228
		13,393,211
DIVERSIFIED FINANCIAL SERVICES - 0.3%
American Express Company	3,500	1,038,765

TOTAL FINANCIALS		14,431,976

HEALTH CARE - 25.4%
HEALTH CARE EQUIPMENT & SUPPLIES - 6.6%
Abbott Laboratories	82,177	9,295,040
Intuitive Surgical, Inc. (a)	17,491	9,129,602
Thermo Fisher Scientific, Inc. (a)	6,246	3,249,357
		21,673,999
HEALTH CARE PROVIDERS & SERVICES - 9.0%
CIGNA Corporation	19,177	5,295,537
Elevance Health Inc.	26,985	9,954,766
Quest Diagnostics Incorporated	28,070	4,234,640
UnitedHealth Group, Inc.	20,595	10,418,187
		29,903,130
PHARMACEUTICALS - 9.8%
Eli Lilly and Company	6,366	4,914,552
Haleon plc (b)	511,700	4,881,618
Johnson & Johnson	75,786	10,960,171
Merck & Co., Inc.	78,428	7,802,018
Roche Holding Ltd. (b)	111,526	3,890,027
		32,448,386

TOTAL HEALTH CARE		84,025,515
INDUSTRIALS - 4.1%
AEROSPACE & DEFENSE - 2.5%
Safran SA	37,375	8,208,799

MACHINERY - 1.6%
Otis Worldwide Corp.	57,700	5,343,597

TOTAL INDUSTRIALS		13,552,396

	Shares	Value
INFORMATION TECHNOLOGY - 37.9%
IT SERVICES - 21.3%
Accenture Plc	25,840	$9,090,254
Amadeus IT Group, S.A. (b)	30,158	2,127,345
Microsoft Corporation	48,950	20,632,425
Oracle Corporation	57,036	9,504,479
salesforce.com, inc. (a)	22,993	7,687,250
SAP AG (b)	45,374	11,171,532
Visa, Inc.	31,480	9,948,939
		70,162,224
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 10.6%
KLA-Tencor Corporation	9,147	5,763,708
Lam Research Corporation	100,938	7,290,752
Taiwan Semiconductor Manufacturing Co., Ltd. (b)	62,727	12,387,955
Texas Instruments, Inc.	51,247	9,609,325
		35,051,740
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 6.0%
Apple, Inc.	79,030	19,790,693

TOTAL INFORMATION TECHNOLOGY		125,004,657

TOTAL COMMON STOCK
(Cost $ 267,944,281)		332,043,540

TOTAL INVESTMENTS - 100.6%
(Cost $ 267,944,281)		332,043,540

OTHER ASSETS & LIABILITIES (NET) - (0.6)%		(1,803,645)
NET ASSETS - 100%		$330,239,895

(a)	Non-Income producing security
(b)	ADR - American Depositary Receipts
(c)	At December 31, 2024, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $268,309,327 was as follows :

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$73,490,297
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(9,756,084)

Net unrealized appreciation/(depreciation)	$63,734,213

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Information Technology	37.9%
Health Care	25.4%
Consumer Discretionary	10.2%
Consumer Staples	9.8%
Communication Services	8.8%
Financials	4.4%
Industrials	4.1%
CASH + other assets (net)	(0.6%)
100.0%

PEAR TREE ESSEX ENVIRONMENTAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Common Stock - 99.3%
	Shares	Value
DENMARK - 2.8%
INDUSTRIALS - 2.8%
Cadeler AS (a)	248,660	$1,394,654

GERMANY - 6.3%
INDUSTRIALS - 2.2%
Kion Group AG (a)	32,836	1,083,312
INFORMATION TECHNOLOGY - 4.1%
Infineon Technologies AG	62,297	2,025,604

TOTAL GERMANY		3,108,916

IRELAND - 3.2%
INDUSTRIALS - 3.2%
Kingspan Group plc	21,793	1,589,849

JAPAN - 8.8%
INDUSTRIALS - 2.2%
Kurita Water Industries Ltd.	30,938	1,091,373
INFORMATION TECHNOLOGY - 3.5%
Keyence Corporation	4,097	1,684,838
MATERIALS - 3.1%
Toray Industries, Inc.	240,615	1,533,316

TOTAL JAPAN		4,309,527

SWITZERLAND - 2.0%
INFORMATION TECHNOLOGY - 2.0%
Landis+Gyr Group AG	15,424	978,572

UNITED STATES - 76.2%
CONSUMER DISCRETIONARY - 1.0%
Rivian Automotive, Inc. (a)	38,185	507,861

FINANCIALS - 2.5%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	45,795	1,228,680

	Shares	Value
INDUSTRIALS - 45.0%
Advanced Drainage Systems, Inc.	10,187	$1,177,617
American Superconductor Corporation (a)	65,625	1,616,344
Chart Industries, Inc. (a)	8,084	1,542,750
Energy Recovery, Inc. (a)	94,541	1,389,753
Enovix Corporation (a)	65,217	708,909
GE Vernova Inc. (a)	9,175	3,017,933
Generac Holdings Inc. (a)	9,628	1,492,821
Hubbell Incorporated	3,520	1,474,493
IDEX Corporation	7,731	1,618,021
Primoris Services Corporation	41,035	3,135,074
Sunrun Inc. (a)	34,789	321,798
Tetra Tech, Inc.	35,986	1,433,682
Valmont Industries, Inc.	7,440	2,281,625
Xylem Inc.	7,708	894,282
		22,105,102
INFORMATION TECHNOLOGY - 14.3%
Badger Meter, Inc.	12,901	2,736,560
Cognex Corporation	30,597	1,097,208
First Solar, Inc. (a)	5,702	1,004,921
Ouster, Inc.	44,796	547,407
Trimble Navigation Limited (a)	23,342	1,649,346
		7,035,442
MATERIALS - 7.2%
Albemarle Corporation	9,722	836,870
Aspen Aerogels, Inc. (a)	90,583	1,076,126
MP Materials Corp. (a)	103,781	1,618,983
		3,531,979
UTILITIES - 6.2%
NextEra Energy, Inc.	42,298	3,032,344

TOTAL UNITED STATES		37,441,408

TOTAL COMMON STOCK
(Cost $ 46,919,895)		48,822,926

SHORT TERM INVESTMENTS - 0.7%	Par Value	Value
Money Market - 0.7%
UMB Money Market Special II, 4.25% (b)	345,658	$345,658
(Cost $ 345,658)

TOTAL INVESTMENTS - 100.0%
(Cost $ 47,265,553)		49,168,584
OTHER ASSETS & LIABILITIES (Net) - 0.0%		5,309
NET ASSETS - 100%		$49,173,893

(a)	Non-income producing security.
(b)	Percentage rate reflects seven-day effective yield on December 31, 2024.
(c)	At December 31, 2024, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $47,402,427 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$8,211,166
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(6,445,009)

Net unrealized appreciation/(depreciation)	$1,766,157

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Industrials	55.5%
Information Technology	23.8%
Materials	10.3%
Utilities	6.2%
Financials	2.5%
Consumer Discretionary	1.0%
Cash and Other Assets (Net)	0.7%
100.0%

PEAR TREE POLARIS FOREIGN VALUE FUND

SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Common Stock - 95.1%
	Shares	Value
BELGIUM - 1.1%
D’leteren S.A.	165,878	$27,603,391

CANADA - 9.6%
Canadian Tire Corporation	485,981	51,098,628
Lundin Mining Corporation	5,931,100	51,013,563
Magna International Inc.	1,128,302	47,134,185
Methanex Corporation	1,027,393	51,312,501
Open Text Corporation	1,555,901	44,009,215
		244,568,092
CHILE - 0.6%
LATAM Airlines Group	1,201,956,000	16,593,706

CHINA -1.0%
Vipshop Holdings Limited (b)	1,877,000	25,283,190

COLOMBIA - 0.6%
Tecnoglass, Inc.	188,800	14,975,616

FRANCE - 11.7%
Ipsos	347,241	16,511,657
Michelin (CGDE)	1,482,000	48,801,491
Publicis Groupe	476,147	50,785,069
Sanofi S.A.	496,200	48,165,878
Teleperformance SE	434,600	37,407,013
TotalEnergies SE	861,100	47,589,217
Vinci SA	478,098	49,379,201
		298,639,526
GERMANY - 8.5%
Daimler Truck Holding AG	1,346,800	51,392,337
Deutsche Telekom AG	1,677,543	50,185,583
flatexDegiro AG	988,400	15,122,305
Hannover Rueck SE	199,400	49,844,838
Muenchener Rueckversicherungs-Gesellschaft	101,030	50,959,628
		217,504,691
IRELAND - 5.6%
Greencore Group plc	12,542,739	30,441,864
Jazz Pharmaceuticals plc (a)	439,400	54,112,110
Smurfit Westrock plc	1,077,246	58,020,470
		142,574,444

	Shares	Value
ITALY - 2.2%
Eni S.p.A.	3,634,400	$49,264,053
Trevi Finanziaria Industriale SpA (a)	25,608,324	7,305,678
		56,569,731
JAPAN - 14.2%
Daicel Corporation	3,179,200	28,452,181
Itochu Corporation	1,135,700	56,597,114
KDDI Corporation	1,581,800	50,747,236
Macnica Fuji Electronics Holdings Inc.	675,000	7,926,397
Marubeni Corporation	3,339,900	50,844,431
Orix Corporation	2,438,800	52,885,151
Sony Group Corporation	2,955,200	63,349,891
Takeda Pharmaceutical Company Limited	1,946,800	51,791,619
		362,594,020
NETHERLANDS -2.1%
Koninklijke Ahold Delhaize N.V.	1,664,200	54,267,017

NORWAY - 6.4%
DNB Bank ASA	2,587,030	51,684,110
SpareBank 1 SR-Bank ASA	3,201,568	41,325,468
Sparebanken Vest	1,705,514	21,278,755
Yara International ASA	1,812,400	48,001,296
		162,289,629
PUERTO RICO - 2.0%
Popular, Inc.	535,850	50,402,051

RUSSIA - 0.0%
ALROSA Company PJSC * (a)	41,136,300	3,748

SINGAPORE - 2.1%
United Overseas Bank Limited	2,024,347	53,910,370

SOUTH KOREA - 9.7%
F&F Co., Ltd.	275,500	10,161,770
Kia Motors Corporation	697,700	47,725,021
LG Electronics, Inc.	736,300	41,762,762
Samsung Electronics Company Limited	1,374,958	49,687,712
Shinhan Financial Group Co., Limited	1,521,500	49,247,342
SK Hynix, Inc.	412,800	48,762,640
		247,347,247
SWEDEN - 3.8%
Duni AB	1,566,400	13,368,405
Loomis AB, Class B	1,045,419	31,828,166
SKF AB-B	2,766,400	51,976,563
		97,173,134

	Shares	Value
SWITZERLAND - 3.9%
Barry Callebaut AG	33,328	$44,275,529
Novartis AG	499,550	48,891,189
Sandoz Group AG	132,470	5,432,980
		98,599,698
TAIWAN -1.6%
Chailease Holding Co., Limited	11,670,000	40,223,581

THAILAND - 0.6%
TISCO Financial Group	5,645,800	16,310,641

UNITED KINGDOM - 7.8%
Inchcape plc	3,284,054	31,647,834
Linde plc	128,044	53,608,181
Mondi plc	3,030,726	44,569,500
Next plc	423,350	50,356,647
Nomad Foods Limited	1,164,500	19,540,310
		199,722,472

TOTAL COMMON STOCK
(Cost $ 2,165,428,299)		2,427,155,995

WARRANTS - 0.0%
ITALY -0.0%
Trevi Finanziaria Industriale SpA (a)	76,022	$78,722
(Cost $ 7,585,702)

SHORT TERM INVESTMENTS - 0.6%
	Par Value	Value
Money Market - 0.6%
UMB Money Market Special II, 4.25% (c)	16,542,040	$16,542,040
(Cost $ 16,542,040)

TOTAL INVESTMENTS - 95.7%
(Cost $ 2,189,556,041)		2,443,776,757
OTHER ASSETS & LIABILITIES (NET) - 4.3%		109,873,925
NET ASSETS - 100%		$2,553,650,682

*	Fair Valued by Valuation Committee as delegated by Pear Tree Fund’s Trustees

(a)	Non-income producing security.
(b)	ADR - American Depositary Receipts
(c)	Interest rate reflects seven-day effective yield on December 31, 2024.
(d)	At December 31, 2024, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $2,200,150,355 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$556,924,113
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(313,297,711)

Net unrealized appreciation/(depreciation)	$243,626,402

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Financials	19.3%
Consumer Discretionary	18.0%
Industrials	14.4%
Materials	13.1%
Health Care	8.2%
Communication Services	6.6%
Information Technology	5.9%
Consumer Staples	5.8%
Energy	3.8%
Cash and Other Assets (Net)	4.9%
100.0%

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Common Stock - 96.6%
	Shares	Value
BELGIUM - 2.5%
D’leteren SA	131,655	$21,908,417

BRAZIL - 1.8%
Equatorial Energia S.A.	3,615,905	16,037,132

CANADA - 5.2%
EQB Inc.	373,227	25,683,685
goeasy Ltd.	173,179	20,074,170
		45,757,855
CHINA - 1.5%
China MeiDong Auto Holdings Limited	13,000,000	3,865,860
Xinhua Winshare Publishing and Media Co., Limited	6,160,500	9,358,123
		13,223,983
COLOMBIA - 3.1%
Tecnoglass, Inc.	339,564	26,934,216

DENMARK - 2.8%
DFDS A/S	374,399	6,940,439
Ringkjoebing Landbobank A/S	106,200	17,755,054
		24,695,493
FRANCE - 13.7%
Amundi	332,600	22,111,339
Elis S.A.	1,187,198	23,235,003
Ipsos	218,600	10,394,648
Rubis	826,400	20,435,365
Sopra Steria	110,100	19,495,806
Technip Energies N.V.	931,600	24,792,503
		120,464,664
GERMANY- 4.4%
flatexDEGIRO AG	490,400	7,503,013
Krones AG	86,600	10,761,106
Sixt SE	247,825	20,170,907
		38,435,026
HONG KONG - 1.2%
Kingboard Laminates Holdings, Ltd.	5,147,500	4,777,739
VSTECS Holdings Limited	8,587,360	5,748,490
		10,526,229
INDONESIA - 0.9%
PT. Pakuwon Jati Tbk	317,709,100	7,856,367

IRELAND - 2.3%
Glanbia plc	1,296,500	17,896,184
Greencore Group plc	921,700	2,237,013
		20,133,197
ITALY - 2.6%
De’Longhi SpA	731,436	22,813,350

	Shares	Value
JAPAN - 12.2%
Daicel Corporation	2,587,100	$23,153,195
Dowa Holdings Co., Limited	500,800	14,199,318
Kanematsu Corporation	892,800	14,957,638
Kyudenko Corporation	326,700	10,755,573
Mizuho Leasing Company, Limited	1,352,000	9,084,449
Open House Group Co., Limited	575,100	19,500,559
Sankyu Inc.	464,000	16,155,561
		107,806,293
NETHERLANDS - 4.1%
Aalberts N.V.	603,103	21,446,160
Signify N.V.	676,500	15,117,397
		36,563,557
NORWAY - 5.5%
SpareBank Nord-Norge	735,389	7,995,301
Sparebank 1 Oestlandet	427,188	5,930,095
SpareBank 1 SMN	902,328	13,611,111
SpareBank 1 SR-Bank ASA	862,826	11,137,258
Sparebanken Vest	810,592	10,113,308
		48,787,073
PORTUGAL - 1.3%
Redes Energéticas Nacionais, SGPS, S.A.	4,848,005	11,446,051

SINGAPORE - 1.5%
Venture Corporation, Limited	1,330,700	12,827,082

SOUTH KOREA - 4.0%
Doosan Bobcat	254,900	7,254,906
ENF Technology Co., Limited	307,986	3,518,884
Fila Holding Corporation	163,300	4,470,326
Orion Corporation	106,100	7,380,118
Poongsan Corporation	371,300	12,598,197
		35,222,431
SPAIN - 0.6%
CIE Automotive	206,600	5,434,027

SWEDEN - 4.7%
Duni AB	481,847	4,112,312
Hexpol AB	2,231,100	20,757,612
Loomis AB, Class B	542,761	16,524,558
		41,394,482
TAIWAN - 2.6%
Primax Electronics Limited	1,561,800	3,620,516
Sanyang Motor Co., Limited	9,280,000	19,559,487
		23,180,003
THAILAND - 5.4%
Thanachart Capital PCL	16,775,000	24,846,385
TISCO Financial Group	7,836,500	22,639,544
		47,485,929
UNITED KINGDOM - 12.7%
Berkeley Group Holdings plc	198,094	9,675,222
Coats Group plc	5,811,700	6,870,689
Computacenter plc	503,000	13,379,737
Hikma Pharmaceuticals plc	835,900	20,863,478
Inchcape plc	2,574,909	24,813,932
OSB Group plc	3,172,817	16,076,666
QinetiQ	3,856,400	20,061,973
		111,741,697

TOTAL COMMON STOCK
(Cost $ 768,788,697)		850,674,554

SHORT TERM INVESTMENTS - 2.8%
	Par Value	Value
Money Market - 2.8%
UMB Money Market Special II, 4.25% (b)	24,616,496	$24,616,496
(Cost $ 24,616,496)

TOTAL INVESTMENTS - 99.4%
(Cost $ 793,405,193)		875,291,050
OTHER ASSETS & LIABILITIES (NET) - 0.6%		5,063,154
NET ASSETS - 100%		$880,354,204

(a)	Non-income producing security
(b)	Interest rate reflects seven-day effective yield on December 31, 2024.
(c)	At December 31, 2024, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $799,733,836 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$147,308,735
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(71,751,521)

Net unrealized appreciation/(depreciation)	$75,557,214

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Financials	24.4%
Industrials	23.9%
Consumer Discretionary	17.3%
Materials	8.4%
Information Technology	6.8%
Utilities	5.4%
Consumer Staples	3.1%
Energy	2.8%
Health Care	2.4%
Communication Services	1.2%
Real Estate	0.9%
Cash and Other Assets (Net)	3.4%
100.0%

PEAR TREE POLARIS INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Common Stock - 98.4%
	Shares	Value
AUSTRALIA - 3.9%
Collins Foods Limited	257,512	$1,157,536
Macquarie Group Limited	10,812	1,483,797
		2,641,333
BELGIUM - 2.6%
D’Ieteren S.A.	10,700	1,780,563

BRAZIL - 2.2%
Equatorial Energia S.A.	349,269	1,549,065

CANADA - 7.6%
Alimentation Couche-Tard Inc.	31,100	1,723,885
EQB Inc.	25,877	1,780,731
goeasy Ltd.	14,874	1,724,131
		5,228,747
CHINA - 8.4%
Alibaba Group Holding Ltd.	125,200	1,328,074
China MeiDong Auto Holdings Limited	2,950,000	877,253
Midea Group Co., Ltd.	131,600	1,356,151
Zhejiang Supor Co.	166,800	1,215,929
Zhongsheng Group Holdings	543,000	975,834
		5,753,241

DENMARK - 0.9%
DFDS A/S	34,300	635,838

FINLAND - 1.2%
Valmet OYJ	32,800	792,403

FRANCE - 9.0%
Alten S.A.	8,700	712,162
Capgemini SE	3,500	573,185
LVMH Moet Hennessy Louis Vuitton SE	1,295	852,203
Neurones S.A.	43,855	1,995,886
Sanofi S.A.	6,900	669,780
SEB SA	12,000	1,087,294
Teleperformance SE	3,700	318,468
		6,208,978

	Shares	Value
GERMANY - 3.0%
Bechtle AG	16,800	$541,038
Sixt SE	18,400	1,497,608
		2,038,646
HONG KONG - 1.3%
Kingboard Laminates Holdings, Ltd.	426,500	395,863
VSTECS Holdings Limited	734,000	491,349
		887,212
INDIA - 1.4%
Muthoot Finance Ltd.	37,594	938,008

INDONESIA - 1.2%
PT Bank Rakyat Indonesia Tbk	3,318,746	841,285

ITALY - 5.6%
De’Longhi S.p.A.	26,700	832,768
SeSa S.p.A.	7,793	502,345
SOL S.p.A.	64,300	2,473,589
		3,808,702
JAPAN - 7.6%
FULLCAST HOLDINGS Co., Ltd.	85,200	803,968
JAC Recruitment Co., Ltd.	154,100	691,273
NEXTAGE Co., Ltd.	139,100	1,255,936
Open Up Group Inc.	56,900	648,796
Sony Group Corporation	29,600	634,528
Takeda Pharmaceutical Company Limited	22,200	590,597
Tri Chemical Laboratories Inc.	32,000	585,798
		5,210,896
MALAYSIA - 1.8%
Public Bank Bhd	783,900	799,415
Scientex Berhad	410,600	407,707
		1,207,122
MEXICO - 1.5%
Wal-Mart de Mexico, S.A.B. de C.V.	388,000	1,024,264

NETHERLANDS - 1.0%
Aalberts N.V.	19,534	694,623

NORWAY - 2.3%
Sparebanken Vest	126,582	1,579,293

PERU - 1.0%
Credicorp Ltd.	3,600	659,952

SINGAPORE - 2.1%
United Overseas Bank Limited	54,000	1,438,073

	Shares	Value
SOUTH AFRICA - 2.8%
AVI Limited	206,174	$1,198,803
FirstRand Limited	180,600	726,994
		1,925,797
SOUTH KOREA - 1.4%
Samsung Electronics Company Limited	26,683	964,260

SPAIN - 0.9%
CIE Automotive	23,145	608,764

SWEDEN - 1.6%
Hexpol AB	75,300	700,573
Knowit AB	34,058	425,367
		1,125,940
SWITZERLAND - 4.6%
ALSO Holding AG	6,800	1,680,680
Barry Callebaut AG	1,110	1,474,611
		3,155,291
TAIWAN - 7.9%
Chailease Holding Co., Ltd.	450,914	1,554,188
POYA International Co., Ltd.	55,680	843,238
Sanyang Motor Co., Ltd.	282,000	594,372
SINBON Electronics Co., Ltd.	150,300	1,201,135
Yageo Corporation	73,546	1,213,634
		5,406,567
THAILAND - 3.3%
Krungthai Card Public Company Limited	545,100	799,384
Muangthai Capital Public Company Limited	1,064,000	1,497,932
		2,297,316
UNITED KINGDOM - 9.5%
Computacenter plc	20,700	550,617
Cranswick plc	39,440	2,402,951
Games Workshop Group PLC	5,250	875,110
Genuit Group plc	68,300	333,160
Mondi plc	96,794	1,423,441
Oxford Instruments plc	33,467	903,211
		6,488,490
UNITED STATES - 0.8%
Euronet Worldwide, Inc. (a)	5,400	555,336

TOTAL COMMON STOCK
(Cost $ 64,525,112)		67,446,005

SHORT TERM INVESTMENTS - 1.0%
	Par Value	Value
Money Market - 1.0%
UMB Money Market Special II, 4.25% (b)	703,463	$703,463
(Cost $ 703,463)

TOTAL INVESTMENTS - 99.4%
(Cost $ 65,228,575)		68,149,468
OTHER ASSETS & LIABILITIES (Net) - 0.6%		358,702
NET ASSETS - 100%		$68,508,170

(a)	Non-income producing security.
(b)	Percentage rate reflects seven-day effective yield on December 31, 2024.
(c)	At December 31, 2024, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $65,600,243 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$8,548,077
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(5,998,852)

Net unrealized appreciation/(depreciation)	$2,549,225

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Financials	23.9%
Consumer Discretionary	23.8%
Information Technology	18.6%
Consumer Staples	11.4%
Industrials	9.4%
Materials	7.3%
Utilities	2.2%
Health Care	1.8%
Cash and Other Assets (Net)	1.6%
100.0%